Property and equipment, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
17.	Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2021	June 30, 2022
Computers	672	639
Server & switch	1,382	1,323
Office equipment	1,685	1,808
Wi-Fi terminals for data connectivity services	9,632	8,765
Leasehold improvement	589	544
Total original costs	13,960	13,079
Less: accumulated depreciation	(12,164)	(11,624)
Net book value	1,796	1,455

Depreciation expenses recognized for the six months ended June 30, 2021 and 2022 were US$1,074 thousands, US$448 thousands, respectively.